Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair value of financial assets and liabilities

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Cash equivalents	$1,473	$—	$—	$1,473
Other assets and deferred charges:
Auction rate securities	—	—	63	63
Mortgage-backed security	—	—	12	12
Marketable equity security	5	—	—	5
Assets held in grantor trusts	1	—	—	1

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Cash equivalents	$2,136	$—	$—	$2,136
Other assets and deferred charges:
Auction rate securities	—	—	61	61
Mortgage-backed security	—	—	14	14
Marketable equity security	24	—	—	24
Assets held in grantor trusts	12	—	—	12
Interest rate swaps — fixed to floating rate	—	227	—	227
Other noncurrent liabilities:
Interest rate swaps — floating to fixed rate	—	(22)	—	(22)

Financial assets classified as level 3 Investments

	December 31, 2011			December 31, 2010
	Cost	Gross Unrealized Loss(1)	Estimated Fair Value	Cost	Gross Unrealized Loss(1)	Estimated Fair Value
Auction rate securities	$99	$(36)	$63	$99	$(38)	$61
Mortgage-backed security	25	(13)	12	27	(13)	14

	$124	$(49)	$75	$126	$(51)	$75

(1)	Unrealized losses, net of tax, are reported in accumulated other comprehensive loss in RAI’s consolidated balance sheets as of December 31, 2011 and 2010.

Changes In Level 3 Investments

	Auction Rate Securities
	Cost	Gross (Loss) Gain	Estimated Fair Value

Balance as of January 1, 2011	$99	$(38)	$61
Unrealized gains	—	2	2

Balance as of December 31, 2011	$99	$(36)	$63

	Mortgage-Backed Security
	Cost	Gross Loss	Estimated Fair Value

Balance as of January 1, 2011	$27	$(13)	$14
Redemptions	(2)	—	(2)

Balance as of December 31, 2011	$25	$(13)	$12

Intangible nonfinancial assets measured at fair value on nonrecurring basis

	Level 1	Level 2	Level 3	Total	Total Loss
Trademarks, November 30, 2011	$—	$—	$81	$81	$(48)

Impact of Interest rate swaps on Income Statement

	2011	2010	2009
Interest and debt expense (income)	$(47)	$(48)	$(47)
Other expense (income), net	4	(3)	(9)